Summary Of Business And Significant Accounting Policies (Note)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Summary Of Business And Significant Accounting Policies
NOTE 1 SUMMARY OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS

International Paper (the Company) is a global paper and packaging company with primary markets and manufacturing operations in North America, Europe, Latin America, Russia, Asia, Africa and the Middle East. Substantially all of our businesses have experienced, and are likely to continue to experience, cycles relating to available industry capacity and general economic conditions.

FINANCIAL STATEMENTS

These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the use of management’s estimates. Actual results could differ from management’s estimates. Prior-period amounts have been adjusted to conform with current year presentation.

During the fourth quarter of 2016, the Company finalized its purchase of Weyerhaeuser's pulp business (see Note 6). Subsequent to the acquisition, the Company began reporting Global Cellulose Fibers as a separate business segment in the fourth quarter of 2016 due to the increased materiality of the results of this business. This segment includes the Company's legacy pulp business and the newly acquired pulp business. As such, amounts related to the legacy pulp business have been reclassified out of the Printing Papers' business segment and included in the new Global Cellulose Fibers business segment for all prior periods to conform with current year presentation. In addition, during the first quarter of 2017, as a result of an internal reorganization, the net sales and operating profits for the Asian Distribution operations are included in the results of the businesses that manufacture the products, and as such, prior year amounts have been reclassified to conform with current year presentation.

Also in the first quarter of 2017, the Company adopted the required guidance in ASU 2015-17, "Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes." All prior year amounts have been reclassified to conform with current year presentation. The adoption of this guidance had the following impact on the Company's consolidated balance sheet:

In millions, except per share amounts	2016	2015
Reclassification from:
Deferred income tax assets	$(299)	$(312)
Other accrued liabilities	3	3
Reclassification to:
Deferred charges and other assets	48	52
Deferred income taxes	248	257

CONSOLIDATION

The consolidated financial statements include the accounts of International Paper and its wholly-owned, controlled majority-owned and financially controlled subsidiaries. All significant intercompany balances and transactions are eliminated.

Investments in affiliated companies where the Company has significant influence over their operations are accounted for by the equity method. International Paper’s share of affiliates’ results of operations totaled earnings (loss) of $198 million, $117 million and $(200) million in 2016, 2015 and 2014, respectively.

REVENUE RECOGNITION

Revenue is recognized when the customer takes title and assumes the risks and rewards of ownership. Revenue is recorded at the time of shipment for terms designated f.o.b. (free on board) shipping point. For sales transactions designated f.o.b. destination, revenue is recorded when the product is delivered to the customer’s delivery site, when title and risk of loss are transferred. Timber and forestland sales revenue is generally recognized when title and risk of loss pass to the buyer.

SHIPPING AND HANDLING COSTS

Shipping and handling costs, such as freight to our customers’ destinations, are included in distribution expenses in the consolidated statement of operations. When shipping and handling costs are included in the sales price charged for our products, they are recognized in net sales.

ANNUAL MAINTENANCE COSTS

Costs for repair and maintenance activities are expensed in the month that the related activity is performed under the direct expense method of accounting.

TEMPORARY INVESTMENTS

Temporary investments with an original maturity of three months or less are treated as cash equivalents and are stated at cost, which approximates market value.
INVENTORIES

Inventories are valued at the lower of cost or market value and include all costs directly associated with manufacturing products: materials, labor and manufacturing overhead. In the United States, costs of raw materials and finished pulp and paper products, are generally determined using the last-in, first-out method. Other inventories are valued using the first-in, first-out or average cost methods.

PLANTS, PROPERTIES AND EQUIPMENT

Plants, properties and equipment are stated at cost, less accumulated depreciation. Expenditures for betterments are capitalized, whereas normal repairs and maintenance are expensed as incurred. The units-of-production method of depreciation is used for pulp and paper mills, and the straight-line method is used for other plants and equipment. Annual straight-line depreciation rates generally are, for buildings — 2.50% to 5.00%, and for machinery and equipment — 5% to 33%.

FORESTLANDS

At December 31, 2016, International Paper and its subsidiaries owned or managed approximately 329,000 acres of forestlands in Brazil, and through licenses and forest management agreements, had harvesting rights on government-owned forestlands in Russia. Costs attributable to timber are expensed as trees are cut. The rate charged is determined annually based on the relationship of incurred costs to estimated current merchantable volume.

GOODWILL

Goodwill relating to a single business reporting unit is included as an asset of the applicable segment. For goodwill impairment testing, this goodwill is allocated to reporting units. Annual testing for possible goodwill impairment is performed as of the beginning of the fourth quarter of each year, with additional interim testing performed when management believes that it is more likely than not events or circumstances have occurred that would result in the impairment of a reporting unit’s goodwill.

In performing this testing, the Company estimates the fair value of its reporting units using the projected future cash flows to be generated by each unit, discounted for each reporting unit. These estimated fair values are then analyzed for reasonableness by comparing them to historic market transactions for businesses in the industry, and by comparing the sum of the reporting unit fair values and other corporate assets and liabilities divided by diluted common shares outstanding to the Company’s traded stock price on the testing date. For reporting units whose recorded value of net assets plus goodwill is in excess of their estimated fair values, the fair values of the individual assets and liabilities of the respective reporting units are then determined to calculate the amount of any goodwill impairment charge required. See Note 9 for further discussion.

IMPAIRMENT OF LONG-LIVED ASSETS

Long-lived assets are reviewed for impairment upon the occurrence of events or changes in circumstances that indicate that the carrying value of the assets may not be recoverable, measured by comparing their net book value to the undiscounted projected future cash flows generated by their use. Impaired assets are recorded at their estimated fair value.

INCOME TAXES

International Paper uses the asset and liability method of accounting for income taxes whereby deferred income taxes are recorded for the future tax consequences attributable to differences between the financial statement and tax bases of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred tax assets and liabilities are remeasured to reflect new tax rates in the periods rate changes are enacted.

International Paper records its worldwide tax provision based on the respective tax rules and regulations for the jurisdictions in which it operates. Where the Company believes that a tax position is supportable for income tax purposes, the item is included in its income tax returns. Where treatment of a position is uncertain, liabilities are recorded based upon the Company’s evaluation of the “more likely than not” outcome considering the technical merits of the position based on specific tax regulations and the facts of each matter. Changes to recorded liabilities are made only when an identifiable event occurs that changes the likely outcome, such as settlement with the relevant tax authority, the expiration of statutes of limitation for the subject tax year, a change in tax laws, or a recent court case that addresses the matter.

While the judgments and estimates made by the Company are based on management’s evaluation of the technical merits of a matter, assisted as necessary by consultation with outside consultants, historical experience and other assumptions that management believes are appropriate and reasonable under current circumstances, actual resolution of these matters may differ from recorded estimated amounts, resulting in charges or credits that could materially affect future financial statements.

ENVIRONMENTAL REMEDIATION COSTS

Costs associated with environmental remediation obligations are accrued when such costs are probable and reasonably estimable. Such accruals are adjusted as further information develops or circumstances change. Costs of future expenditures for environmental remediation obligations are discounted to their present value when the amount and timing of expected cash payments are reliably determinable.

TRANSLATION OF FINANCIAL STATEMENTS

Balance sheets of international operations are translated into U.S. dollars at year-end exchange rates, while statements of operations are translated at average rates. Adjustments resulting from financial statement translations are included as cumulative translation adjustments in Accumulated other comprehensive loss.